As filed with the Securities and Exchange Commission on November 28, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-21279

The Merger Fund VL
 (Exact name of registrant as specified in charter)

100 Summit Lake Drive
Valhalla, New York  10595
 (Address of principal executive offices) (Zip code)

Roy Behren and Michael T. Shannon
The Merger Fund VL
100 Summit Lake Drive
Valhalla, New York  10595
 (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-343-8959

Date of fiscal year end: December 31, 2016

Date of reporting period:  September 30, 2016

Item 1. Schedule of Investments.

The Merger Fund VL
SCHEDULE OF INVESTMENTS
September 30, 2016 (Unaudited)

Shares		Value
LONG INVESTMENTS - 93.73%
COMMON STOCKS - 53.12%
	ALUMINUM - 0.88%
26,500	Alcoa, Inc. (e)	$268,710
	AUTO COMPONENTS - 0.95%
6,201	Johnson Controls International plc (b)(e)	288,526
	AUTOMOBILE MANUFACTURERS - 1.14%
10,900	General Motors Company (e)	346,293
	BROADCASTING - 1.82%
4,700	CBS Corporation Class B (e)	257,278
1,100	iHeartMedia, Inc. (a)	1,595
4,891	Liberty SiriusXM Group Class A (a)	166,196
6,968	Media General, Inc. (a)	128,420
		553,489
	CASINOS & GAMING - 0.03%
449	Isle of Capri Casinos, Inc. (a)	10,004
	COMMODITY CHEMICALS - 0.07%
903	Valvoline, Inc. (a)	21,212
	DIVERSIFIED CHEMICALS - 1.51%
8,900	The Dow Chemical Company (e)	461,287
	DRUG RETAIL - 0.36%
14,444	Rite Aid Corporation (a)	111,074
	FERTILIZERS & AGRICULTURAL CHEMICALS - 2.51%
1,100	Monsanto Company (e)	112,420
7,442	Syngenta AG - ADR	651,919
		764,339
	HEALTH CARE EQUIPMENT - 3.15%
12,049	St. Jude Medical, Inc.	961,028
	HEALTH CARE SERVICES - 0.03%
409	Envision Healthcare Holdings, Inc. (a)	9,108
	HOTELS, RESORTS & CRUISE LINES - 2.24%
16,000	Hilton Worldwide Holdings, Inc. (e)	366,880
4,700	Marriott International, Inc. Class A (e)	316,478
		683,358
	HOUSEHOLD PRODUCTS - 1.74%
5,908	The Procter & Gamble Company (d)(e)(g)	531,767
	HOUSEWARES & SPECIALTIES - 3.31%
16,060	Jarden Corporation (a)(d)(g)	1,009,512
	INTERNET SOFTWARE & SERVICES - 10.59%
8,297	LinkedIn Corporation Class A (a)(e)	1,585,723
38,153	Yahoo!, Inc. (a)(e)	1,644,394
		3,230,117
	LEISURE FACILITIES - 0.20%
2,102	Whistler Blackcomb Holdings, Inc. (b)	59,922
	LIFE SCIENCES TOOLS & SERVICES - 0.35%
1,325	Quintiles Transnational Holdings, Inc. (a)	107,405
	MOVIES & ENTERTAINMENT - 0.00%
1,932	SFX Entertainment, Inc. (a)	29
	MULTI-LINE INSURANCE - 2.15%
11,064	American International Group, Inc. (e)	656,538
	OIL & GAS EQUIPMENT & SERVICES - 1.07%
10,887	FMC Technologies, Inc. (a)(d)(f)	327,263
	OIL & GAS REFINING & MARKETING - 0.14%
4,559	Showa Shell Sekiyu K.K. (b)	42,036
	OIL & GAS STORAGE & TRANSPORTATION - 1.43%
16,892	Columbia Pipeline Group, Inc. (d)(g)	435,148
	PACKAGED FOODS & MEATS - 1.00%
4,900	Conagra Brands, Inc. (e)	230,839
1,386	The WhiteWave Foods Company (a)	75,440
		306,279
	PHARMACEUTICALS - 0.23%
300	Allergan plc (a)(b)(e)	69,093
	REGIONAL BANKS - 1.92%
4,300	CIT Group, Inc. (e)	156,090
9,377	PrivateBancorp, Inc.	430,592
		586,682

	REITs - 1.99%
4,790	NorthStar Realty Finance Corporation	63,084
590	Parkway Properties, Inc.	10,036
23,740	Starwood Property Trust, Inc.	534,625
		607,745
	SEMICONDUCTORS - 3.95%
16,960	KLA-Tenor Corporation (e)	1,182,282
388	Linear Technology Corporation	23,004
		1,205,286
	SPECIAL PURPOSE ACQUISITION COMPANY - 0.10%
3,048	KLR Energy Acquisition Corporation Class A (a)	30,846
	SPECIALTY CHEMICALS - 3.35%
12,535	Chemtura Corporation (a)	411,273
5,766	The Valspar Corporation	611,600
		1,022,873
	SYSTEMS SOFTWARE - 1.14%
7,300	Dell Technologies, Inc. Class V (a)	348,939
	TECHNOLOGY DISTRIBUTIONS - 3.58%
30,588	Ingram Micro, Inc. Class A	1,090,768
	THRIFTS & MORTGAGE FINANCE - 0.19%
3,045	EverBank Financial Corporation	58,951
	TOTAL COMMON STOCKS (Cost $16,922,595)	16,205,627

CLOSED-END FUNDS - 1.78%
32,140	American Capital Ltd.(a)	543,487
	TOTAL CLOSED-END FUNDS (Cost $523,304)	543,487

CONTINGENT VALUE RIGHTS - 0.01%
7,030	Casa Ley, S.A. de C.V. (a)(g)	2,460
268	Leap Wireless International, Inc. (a)(g)	858
7,030	Property Development Centers LLC (a)(g)	352
	TOTAL CONTINGENT VALUE RIGHTS (Cost $0)	3,670

Principal Amount
CORPORATE BONDS - 4.04% (f)
	Aeropuertos Dominicanos Siglo XXI, S.A.
$23,000	9.250%, 11/13/2019 (b)(i)	24,219
	Alere, Inc.
34,000	6.500%, 6/15/2020	34,170
	Elizabeth Arden, Inc.
187,000	7.375%, 3/15/2021	193,779
	Energy Future Intermediate Holding Company LLC
91,244	11.000%, 10/1/2021 (h)	110,405
466,533	11.750%, 3/1/2022 (h)(i)	574,419
	LIN Television Corporation
236,000	5.875%, 11/15/2022	248,390
	Rackspace Hosting, Inc.
41,000	6.500%, 1/15/2024 (i)	45,203
	TOTAL CORPORATE BONDS (Cost $1,131,626)	1,230,585

Contracts (100 shares per contract)
PURCHASED CALL OPTIONS - 0.01%
	SPDR S&P 500 ETF Trust
16	Expiration: November 2016, Exercise Price: $221.00	2,512
		2,512

PURCHASED OUT OPTIONS - 0.63%
	Alcoa, Inc.
73	Expiration: October 2016, Exercise Price: $6.00	109
192	Expiration: October 2016, Exercise Price: $7.00	192
	Allergan plc
3	Expiration: November 2016, Exercise Price: $215.00	1,320
	American International Group, Inc.
63	Expiration: October 2016, Exercise Price: $52.50	315
	CBS Corporation Class B
107	Expiration: October 2016, Exercise Price: $47.50	1,284
	CIT Group, Inc.
43	Expiration: November 2016, Exercise Price: $31.00	1,677
	Conagra Brands, Inc.
49	Expiration: December 2016, Exercise Price: $38.00	980
	The Dow Chemical Company
89	Expiration: December 2016, Exercise Price: $45.00	4,005
	General Motors Company
12	Expiration: December 2016, Exercise Price: $28.00	468
	Hilton Worldwide Holdings, Inc.
43	Expiration: November 2016, Exercise Price: $19.00	860
117	Expiration: November 2016, Exercise Price: $20.00	2,925
	Johnson Controls International plc
16	Expiration: October 2016, Exercise Price: $40.00	224
46	Expiration: October 2016, Exercise Price: $41.00	736
	Monsanto Company
11	Expiration: October 2016, Exercise Price: $95.00	138
	The Procter & Gamble Company
52	Expiration: October 2016, Exercise Price: $120.00	157,560
	SPDR S&P 500 ETF Trust
24	Expiration: October 2016, Exercise Price: $214.00	4,032
24	Expiration: October 2016, Exercise Price: $219.00	8,820
14	Expiration: November 2016, Exercise Price: $218.00	6,643
		192,288
	TOTAL PURCHASED OPTIONS (Cost $222,178)	194,800

Principal Amount
ESCROW NOTES - 0.02%
$7,668	AMR Corporation (a)(d)(g)	7,131
	TOTAL ESCROW NOTES (Cost $4,196)	7,131

Shares
SHORT-TERM INVESTMENTS - 34.12%
1,487,000	First American Government Obligations Fund, Institutional Share Class, 0.24% (c)(e)	1,487,000
1,487,000	First American Treasury Obligations Fund, Institutional Share Class, 0.21% (c)(e)	1,487,000
1,487,000	The Government & Agency Portfolio, Institutional Share Class, 0.31% (c)	1,487,000
1,487,000	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Share Class, 0.29% (c)	1,487,000
1,487,000	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, Institutional Share Class, 0.22% (c)	1,487,000
1,487,000	Treasury Obligations Portfolio, Institutional Share Class, 0.12% (c)	1,487,000
1,487,000	The Treasury Portfolio, Institutional Share Class, 0.23% (c)	1,487,000
	TOTAL SHORT-TERM INVESTMENTS (Cost $10,409,000)	10,409,000
	TOTAL LONG INVESTMENTS (Cost $29,212,899) - 93.73%	28,594,300

SHORT INVESTMENTS - (16.73)%
SHORT COMMON STOCKS - (15.95)%
	AIRLINES - (0.05)%
(402)	American Airlines Group, Inc.	(14,717)
	AUTOMOBILE MANUFACTURERS - (2.12)%
(20,400)	General Motors Company	(648,108)
	BROADCASTING - (0.17)%
(871)	Nexstar Broadcasting Group, Inc. Class A	(50,265)
	CABLE & SATELLITE - (0.63)%
(45,811)	Sirius XM Holdings, Inc.	(191,032)

	CASINOS & GAMING - (0.01)%
(309)	Eldorado Resorts, Inc.	(4,344)
	DIVERSIFIED BANKS - (0.87)%
(3,430)	Canadian Imperial Bank of Commerce (b)	(265,928)
	HEALTH CARE EQUIPMENT - (1.45)%
(10,471)	Abbott Laboratories	(442,819)
	HEALTH CARE SERVICES - (0.03)%
(136)	AmSurg Corporation	(9,119)
	HEALTH CARE TECHNOLOGY - (0.36)%
(3,451)	IMS Health Holdings, Inc.	(108,154)
	INTERNET SOFTWARE & SERVICES - (5.23)%
(15,092)	Alibaba Group Holding Ltd. - ADR	(1,596,583)
	LEISURE FACILITIES - (0.37)%
(719)	Vail Resorts, Inc.	(112,797)
	OIL & GAS REFINING & MARKETING - (0.16)%
(2,352)	Idemitsu Kosan Company, Ltd. (b)	(48,244)
	REITs - (0.25)%
(3,593)	Colony Capital, Inc. Class A	(65,501)
(962)	Cousins Properties, Inc.	(10,043)
		(75,544)
	SEMICONDUCTORS - (2.65)%
(90)	Analog Devices, Inc.	(5,800)
(8,486)	Lam Research Corporation	(803,709)
		(809,509)
	SOFTWARE - (1.60)%
(6,648)	VMware, Inc. Class A (a)	(487,631)
	TOTAL SHORT COMMON STOCKS (Proceeds $4,109,755)	(4,864,794)

SHORT CLOSED-END FUNDS - (0.78)%
(15,458)	Ares Capital Corporation	(239,599)
	TOTAL SHORT CLOSED-END FUNDS
	(Proceeds $230,314)	(239,599)
	TOTAL SHORT INVESTMENTS
	(Proceeds $4,340,069) - (16.73)%	(5,104,393)
	TOTAL NET INVESTMENTS
	(Cost $24,872,830) - 77.00%	23,489,907
	OTHER ASSETS IN EXCESS OF LIABILITIES - 23.00%	7,018,074
	TOTAL NET ASSETS - 100.00%	$30,507,981

ADR -	American Depository Receipt
ETF -	Exchange-Traded Fund
plc -	Public Limited Company
REITs -	Real Estate Investment Trusts
(a)	Non-income producing security.
(b)	Foreign security.
(c)	The rate quoted is the annualized seven-day yield as of September 30, 2016.
(d)	Security fair valued by the Valuation Group in good faith in accordance with the policies adopted by the Board of Trustees.
(e)	All or a portion of the shares have been committed as collateral for open securities sold short, written option contracts,
	swap contacts, and forward currency exchange contracts.
(f)	Level 2 Security. Please see footnote (k) on the Schedule of Investments for more information.
(g)	Level 3 Security. Please see footnote (k) on the Schedule of Investments for more information.
(h)	Default or other conditions exist and the security is not presently accruing income.
(i)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold
	in transactions exempt from registration normally to qualified institutional buyers. As of September 30, 2016, these
	securities represent 2.11% of total net assets.
(j)	The cost basis of long investments for federal income tax purposes at September 30, 2016 was as follows*:

	Cost of long investments	$29,212,899
	Long investment gross unrealized appreciation	$968,605
	Long investment gross unrealized depreciation	(1,587,204)
	Long investment net unrealized depreciation	$(618,599)

*Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report

(k)	Investment Valuation
The following is a summary of the Fund's pricing procedures. It is intended to be a general discussion and may not necessarily reflect all pricing procedures followed by the Funds.

Equity securities that trade on an exchange will typically be valued based on the last reported sale price. Securities listed on NASDAQ are typically valued using the NASDAQ Official Closing Price. The securities valued using quoted prices in active markets are classified as Level 1 investments. If, on a particular day, an exchange-listed security does not trade, then the mean between the closing bid and asked prices will typically be used to value the security. These securities are classified as Level 2 investments. Fixed income securities having a maturity of greater than 60 days are typically valued based on evaluations provided by a pricing vendor approved by the Board. These are classified as Level 2 investments.

Exchange-traded options are typically valued at the higher of the intrinsic value of the option (i.e., what a Fund would pay or can receive upon the option being exercised) or the last reported composite sale price when such sale falls between the bid and asked prices. When the last sale of an exchange-traded option is outside the bid and asked prices, the Funds will typically value the option at the higher of the intrinsic value of the option or the mean between the highest end of day option bid price and the lowest end of day option ask price. Options for which there is an active market are classified as Level 1 investments, but options not listed on an exchange are classified as Level 2 investments. Investments in United States government securities (other than short-term securities) are valued at the mean between the 4:00 PM New York time bid and asked prices supplied by a third party vendor. Investments in registered open-end investment companies, including money market funds, are typically valued at their reported NAV per share. Short-term fixed-income securities having a maturity of less than 60 days are valued at market quotations or based on valuations supplied by a third party pricing service. If a reliable price from a third party pricing service is unavailable, amortized cost may be used if it is determined that the instrument’s amortized cost value represents approximately the fair value of the security. Forward currency contracts are valued daily at the prevailing forward exchange rate. These securities are generally classified as Level 2. Total return swap prices are determined using the same methods as would be used to price the underlying security. These securities are generally classified as Level 2.

The Fund typically fair values securities and assets for which (a) market quotations are not readily available or (b) market quotations are believed to be unrepresentative of market value. For example, a Fund may fair value a security that primarily trades on an exchange that closes before the NYSE if a significant event occurs after the close of the exchange on which the security primarily trades but before the NYSE closes. Fair valuations are determined in good faith by the Valuation Group (the “Valuation Group”), a committee comprised of persons who are officers of the Fund or representatives of the Adviser, acting pursuant to procedures adopted by the Board. When fair-value pricing is employed, the prices of securities used by the Fund to calculate their NAV may differ from quoted or published prices for the same securities. In addition, due to the subjective nature of fair-value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale. These securities are generally classified as Level 2 or 3 depending on the inputs as described below. At September 30, 2016, securities fair valued in good faith based on the absolute value of long and short investments, and unrealized appreciation (depreciation) of swap contracts represented 7.65% of net assets.

The Fund has performed analyses of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs are those inputs that reflect the applicable Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following tables provide the fair value measurements of applicable Fund assets and liabilities by level within the fair value hierarchy for the Fund as of September 30, 2016. These assets and liabilities are measured on a recurring basis.

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$13,901,937	$327,263	$1,976,427	$16,205,627
Closed-End Funds	543,487	-	-	543,487
Contingent Value Rights	-	-	3,670	3,670
Corporate Bonds	-	1,230,585	-	1,230,585
Purchased Option Contracts	194,800	-	-	194,800
Escrow Notes	-	-	7,131	7,131
Short-Term Investments	10,409,000	-	-	10,409,000
Forward Currency Exchange Contracts**	-	139,455	-	139,455
Swap Contracts**	-	90,476	-	90,476
Total	$25,049,224	$1,787,779	$1,987,228	$28,824,231

Liabilities
Short Common Stock*	$4,864,794	$-	$-	$4,864,794
Short Closed-End Funds	239,599	-	-	239,599
Written Option Contracts	222,771	-	-	222,771
Swap Contracts**	-	38,642	-	38,642
Total	$5,327,164	$38,642	$-	$5,365,806

*	Please refer to the Schedules of Investments to view long/short common stocks segregated by industry type.
**	Swap contracts and forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument.

The Level 2 securities are priced using inputs such as current yields, discount rates, credit quality, yields on comparable securities, trading volume, maturity date, market bid and ask prices, prices on comparable securities and other significant inputs. Level 3 securities are valued by brokers using broker quotes or such other pricing sources or data as are permitted by the Fund’s pricing procedures. At September 30, 2016, the value of these securities held by the Fund were $1,987,228. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs as described below. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, results of broker due diligence, unchanged price review and consideration of macro or security specific event.

Level 3 Reconciliation Disclosure
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Common Stock	Contingent Value Rights	Escrow Notes	Total Investment
Balance as of December 31, 2015	$-	$4,507	$9,968	$14,475
Purchases on Investments	952,500	-	-	952,500
(Sales) of Investments	-	-	-	-
Transfers Into Level 3	1,009,512	-	-	1,009,512
(Transfer Out) of Level 3	-	-	-	-
Change in Unrealized Appreciation (Depreciation)	14,415	(837)	(2,837)	10,741
Balance as of September 30, 2016	$1,976,427	$3,670	$7,131	$1,987,228

The net change in unrealized appreciation (depreciation) on investments related to Level 3 securities held by the Fund at September 30, 2016 totals $10,741. For the nine months ended September 30, 2016, the Fund transferred $1,009,512 from Level 1 investments to Level 3 investments due to a change in the valuation technique. There were no transfers into or out of Level 2 investments during the reporting period. Transfers are recorded at the end of the reporting period.

Significant unobservable valuation inputs developed by the Board of Trustees for material Level 3 investments as of September 30, 2016 are as follows:

Description	Fair Value at September 30, 2016	Valuation Technique	Unobservable Input	Range
Common Stock	$531,767	Model	Likelihood of Receipt Value	88.74-90.01
Common Stock	$1,009,512	Model	Likelihood of Receipt Value	62.67-63.95
Common Stock	$435,148	Model	Likelihood of Receipt Value	25.50-25.76
Contingent Value Rights	$2,460	Broker Quote	No Active Market	0.30 - 0.50
Contingent Value Rights	$858	Broker Quote	No Active Market	3.10 - 3.30
Contingent Value Rights	$352	Broker Quote	No Active Market	0.00-0.05
Escrow Notes	$7,131	Broker Quote	No Active Market	0.88 - 0.98

(l)	Disclosures about Derivative Instruments and Hedging Activities at September 30, 2016.

The Fund has adopted authoritative standards regarding disclosure about derivatives and hedging activities. Fair values of derivative instruments as of September 30, 2016 are as follows:

	Asset Derivatives		Liability Derivatives
Derivatives	Description	Fair Value	Description	Fair Value
Equity Contracts:
Purchased Option Contracts	Schedule of Investments	$194,800	N/A	$-
Written Option Contracts	N/A	-	Schedule of Options Written	222,771
Foreign Exchange Contracts:
Exchange Contracts Forward Currency	Schedule of Forward Currency Exchange Contracts	139,455	Schedule of Forward Currency Exchange Contracts	-
Swap Contracts	Schedule of Swap Contracts	90,476	Schedule of Swap Contracts	38,642
Total		$424,731		$261,413

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The Merger Fund VL
SCHEDULE OF WRITTEN OPTIONS
September 30, 2016 (Unaudited)

Contracts (100 Shares per contract)		Value
CALL OPTIONS WRITTEN
	Alcoa, Inc.
73	Expiration: October 2016, Exercise Price: $8.00	$15,658
192	Expiration: October 2016, Exercise Price: $9.00	23,328
	Allergan plc
7	Expiration: November 2016, Exercise Price: $235.00	5,530
	American International Group, Inc.
39	Expiration: October 2016, Exercise Price: $55.00	17,550
70	Expiration: October 2016, Exercise Price: $57.50	15,680
	CBS Corporation Class B
107	Expiration: October 2016, Exercise Price: $52.50	28,890
	CIT Group, Inc.
43	Expiration: November 2016, Exercise Price: $34.00	13,975
	Conagra Brands, Inc.
49	Expiration: December 2016, Exercise Price: $42.00	26,950
	The Dow Chemical Company
89	Expiration: December 2016, Exercise Price: $52.50	15,041
	General Motors Company
9	Expiration: November 2016, Exercise Price: $32.00	940
12	Expiration: December 2016, Exercise Price: $31.00	2,136
	Hilton Worldwide Holdings, Inc.
41	Expiration: November 2016, Exercise Price: $22.00	5,843
106	Expiration: November 2016, Exercise Price: $23.00	8,745
	Johnson Controls International plc
24	Expiration: October 2016, Exercise Price: $44.00	6,684
36	Expiration: October 2016, Exercise Price: $45.00	7,380
	KLA-Tenor Corporation
22	Expiration: November 2016, Exercise Price: $70.00	5,500
	Marriott International, Inc. Class A
38	Expiration: October 2016, Exercise Price: $67.50	4,845
9	Expiration: October 2016, Exercise Price: $70.00	432
	Monsanto Company
11	Expiration: October 2016, Exercise Price: $105.00	429
	The Procter & Gamble Company
52	Expiration: October 2016, Exercise Price: $120.00	52
	SPDR S&P 500 ETF Trust
15	Expiration: November 2016, Exercise Price: $210.00	13,065
		218,653
PUT OPTIONS WRITTEN
	Alibaba Group Holding Ltd.
1	Expiration: November 2016, Exercise Price: $90.00	79
1	Expiration: November 2016, Exercise Price: $95.00	162
	Lam Research Corporation
3	Expiration: October 2016, Exercise Price: $95.00	825
	SPDR S&P 500 ETF Trust
48	Expiration: October 2016, Exercise Price: $204.00	1,680
14	Expiration: November 2016, Exercise Price: $200.00	1,372
		4,118
	TOTAL OPTIONS WRITTEN
	(Premiums received $230,315)	$222,771

ETF -	Exchange-Traded Fund
plc -	Public Limited Company

The Merger Fund VL
SCHEDULE OF FORWARD CURRENCY EXCHANGE CONTRACTS*
September 30, 2016 (Unaudited)

Settlement Date	Currency to be Delivered		USD Value at September 30, 2016	Currency to be Received		USD Value at September 30, 2016	Unrealized Appreciation (Depreciation)**
11/2/2016	281,813	CAD	$214,859	215,110	USD	$215,110	$251
10/4/2016	1,503,945	GBP	1,949,515	2,090,761	USD	2,090,761	141,246
10/4/2016	1,950,427	USD	1,950,427	1,503,945	GBP	1,949,515	(912)
10/12/2016	1,167,720	GBP	1,513,943	1,540,925	USD	1,540,925	26,982
10/12/2016	1,542,731	USD	1,542,731	1,167,720	GBP	1,513,942	(28,789)
10/25/2016	1,472,670	GBP	1,909,819	1,910,494	USD	1,910,494	675
10/4/2016	104,775	HKD	13,509	13,519	USD	13,519	10
10/4/2016	13,517	USD	13,517	104,775	HKD	13,509	(8)
			$9,108,320			$9,247,775	$139,455

CAD	-	Canadian Dollar
GBP	-	British Pound
HKD	-	Hong Kong Dollar
USD	-	U.S. Dollar
*		JPMorgan Chase & Co. Inc. is the counterparty for all open forward currency exchange contracts held by the Fund as of September 30, 2016.
**		Unrealized appreciation is a receivable and unrealized depreciation is a payable.

The Merger Fund VL
SCHEDULE OF SWAP CONTRACTS
September 30, 2016 (Unaudited)

				Unrealized
Termination Date	Security	Shares	Notional Amount	Appreciation (Depreciation)*	Counterparty
LONG TOTAL RETURN SWAP CONTRACTS
10/5/2016	CBS Corporation Class B	6,000	$236,820	$91,092	BAML
8/5/2017	FMC Technologies, Inc. (a)	1,038	26,872	4,280	BAML
9/30/2017	General Motors Company	12,000	377,760	2,700	BAML
12/14/2016	SABMiller plc	32,726	1,944,699	(38,642)	JPM
2/11/2017	Syngenta AG (a)	389	156,904	18,115	BAML
9/27/2017	Whistler Blackcomb Holdings, Inc.	5,401	150,343	3,613	BAML

SHORT TOTAL RETURN SWAP CONTRACTS
8/5/2017	Technip SA	(5,964)	(336,747)	(29,326)	BAML
				$51,833

BAML -	Bank of America Merrill Lynch & Co., Inc.
JPM -	JPMorgan Chase & Co., Inc.
plc -	Public Limited Company
*	Based on the net swap value held at each counterparty, unrealized appreciation is a receivable and unrealized depreciation is a payable.
(a)	Security fair valued by the Valuation Group in good faith in accordance with the policies adopted by the Board of Trustees.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d 15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Merger Fund VL

By (Signature and Title)  /s/ Michael T. Shannon
  Michael T. Shannon, Co-President

Date  November 28, 2016

By (Signature and Title)  /s/ Roy Behren
  Roy Behren, Co-President and Treasurer

Date  November 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Michael T. Shannon
Michael T. Shannon, Co-President

Date  November 28, 2016

By (Signature and Title)*  /s/ Roy Behren
Roy Behren, Co-President and Treasurer

Date  November 28, 2016

* Print the name and title of each signing officer under his or her signature.